Consolidated Balance Sheets - Successor [Member] - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 307.8	$ 382.1	$ 459.3
Restricted cash	2.8	4.7	0.0
Accounts and notes receivable, net	869.5	820.4	865.9
Inventories	555.0	538.3	550.2
Prepaid expenses and other	78.0	62.9	50.2
Deferred income taxes	50.7	64.5	30.0
Total current assets	1,863.8	1,872.9	1,955.6
Property, plant and equipment, net	1,425.1	1,514.1	1,622.6
Goodwill	944.0	1,001.1	1,113.6
Identifiable intangibles, net	1,233.2	1,300.0	1,439.6
Other assets	464.7	482.6	506.9
Total assets	5,930.8	6,170.7	6,638.3
Current liabilities:
Accounts payable	445.5	494.5	478.5
Current portion of borrowings	50.7	40.1	46.7
Deferred income taxes	6.3	7.3	5.5
Other accrued liabilities	334.6	404.8	472.7
Total current liabilities	837.1	946.7	1,003.4
Long-term borrowings	3,508.6	3,574.2	3,775.4
Accrued pensions and other long-term employee benefits	272.1	306.4	313.2
Deferred income taxes	179.4	208.2	280.4
Other liabilities	21.4	23.2	54.1
Total liabilities	$ 4,818.6	$ 5,058.7	$ 5,426.5
Commitments and contingencies
Shareholders' equity
Common shares, value	$ 234.6	$ 229.8	$ 229.1
Capital in excess of par	1,204.5	1,144.7	1,133.7
Accumulated deficit	(206.5)	(226.5)	(253.9)
Accumulated other comprehensive income (loss)	(190.1)	(103.3)	34.0
Total Axalta shareholders' equity	1,042.5	1,044.7	1,142.9
Noncontrolling interests	69.7	67.3	68.9
Total shareholders' equity	1,112.2	1,112.0	1,211.8
Total liabilities and shareholders' equity	$ 5,930.8	$ 6,170.7	$ 6,638.3